Plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Plant and equipment, net [Abstract]
Schedule of Plant and Equipment
	2012	2011

Leasehold improvements	$29	$-
Machinery and equipment	436	434
Vehicles and office equipment	81	-
Total	546	434
Less: accumulated depreciation	(285)	(216)
Plant and equipment, net	$261	$218